LEASES (Schedule of Lease Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Ifrs Statement [Line Items]
Balance at beginning year	$ 1,816	$ 2,669
Lease payments	(951)	(957)
Lease deposits	(2)	(10)
Interest expense	115	165
Exchange rate differences	(57)	(237)
Additions to lease liability for new leases in the period	194	102
Reduction of lease liability for leases terminated in the period	(16)	(11)
Revaluation recognized in CPI	39	95
Balance at end of year	1,138	1,816
Leasehold [Member]
Ifrs Statement [Line Items]
Balance at beginning year	1,536	2,286
Lease payments	(744)	(770)
Lease deposits	0	0
Interest expense	90	143
Exchange rate differences	(45)	(204)
Additions to lease liability for new leases in the period	0	0
Reduction of lease liability for leases terminated in the period	0	0
Revaluation recognized in CPI	31	81
Balance at end of year	868	1,536
Motor vehicles [Member]
Ifrs Statement [Line Items]
Balance at beginning year	280	383
Lease payments	(207)	(187)
Lease deposits	(2)	(10)
Interest expense	25	22
Exchange rate differences	(12)	(33)
Additions to lease liability for new leases in the period	194	102
Reduction of lease liability for leases terminated in the period	(16)	(11)
Revaluation recognized in CPI	8	14
Balance at end of year	$ 270	$ 280